OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
Contract liability	$ 662	$ 635
Lease liabilities	526	434
Regulatory liabilities	149	130
Pension obligations	51	77
Concession payment liability	10	10
Due to related parties	1	34
Other	132	120
Other long-term liabilities	$ 1,531	$ 1,440